EATON VANCE MUNICIPALS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 333-63410) certifies (a) that the statement of additional information ("SAI") dated July 30, 2001 used with respect to the Eaton Vance Texas Municipals Fund does not differ materially from the SAI contained in Registrant's Registration Statement on Form N-14 ("Form N-14"), and (b) that Form N-14 was filed electronically with the Commission (Accession No. 0000940394-00-500296) on June 20, 2001.

                                EATON VANCE MUNICIPALS TRUST


                                By:     /s/ Eric G. Woodbury
                                        ---------------------------
                                        Eric G. Woodbury
                                        Assistant Secretary





Date: July 30, 2001